Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
REVENUE
Total revenue	$ 2,477,852		$ 86,159		$ 158,485		$ 10,977,429		$ 10,978,571
COST OF REVENUE
Total cost of revenue	2,160,129		42,089		91,354		8,394,364		9,803,883
GROSS PROFIT	317,723		44,070		67,131		2,583,065		1,174,688
OPERATING EXPENSES
Sales and Marketing Expenses	802,380		63,992		94,408		1,459,792		1,081,567
General and Administrative Expenses	890,685		707,883		2,019,051		2,532,860		2,802,132
Research and Development Expenses			688		689		107,199		1,030,359
Total operating expenses	1,693,065		772,563		2,114,148		4,099,851		4,914,058
LOSS FROM OPERATIONS	(1,375,342)		(728,493)		(2,047,017)		(1,516,786)		(3,739,370)
Bad debt written off	(2,240)
Assets impairment loss					(1,449,371)		(14,698,853)		(6,736,684)
Gain (loss) on disposal of subsidiaries	(8,241)				8,220,215		(28,648)		14,002
Other income (loss), net	24,306		11,314		18,293		138,822		(546,655)
INCOME (LOSS) BEFORE INCOME TAX	(1,361,517)		(717,179)		4,742,120		(16,105,465)		(11,008,707)
Income tax expense	499		371,568		(372,564)		207,240		211,144
NET INCOME (LOSS)	(1,361,018)		(345,611)		5,114,684		(16,312,705)		(11,219,851)
Less: net loss attributable to non-controlling interest			(9,710)				(246,321)		(147,835)
NET INCOME (LOSS) ATTRIBUTABLE TO THE OWNERS’ COMPANY					5,114,684		(16,066,384)		(11,072,016)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign Currency Translation Adjustment	407,538		43,111		(3,344,739)		(671,902)		(1,535,600)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (953,480)		$ (302,500)		$ 1,769,945		$ (16,984,607)		$ (12,755,451)
Loss per share - basic	$ (0.03)		$ (0.10)		$ 0.16	[1]	$ (6.54)	[1]	$ (10.04)	[1]
Loss per share - diluted	$ (0.03)		$ (0.10)		$ 0.16	[1]	$ (6.54)	[1]	$ (10.04)	[1]
Weighted average shares outstanding - basic	33,431,259	[2]	3,152,212	[2]	11,290,377	[1]	2,596,687	[1]	1,269,876	[1]
Weighted average shares outstanding - diluted	33,431,259	[2]	3,152,212	[2]	11,290,377	[1]	2,596,687	[1]	1,269,876	[1]
Product [Member]
REVENUE
Total revenue					$ 152,665		$ 2,513,483		$ 2,144,218
COST OF REVENUE
Total cost of revenue					91,354		737,158		1,905,037
Service [Member]
REVENUE
Total revenue					5,820		8,463,946		8,834,353
COST OF REVENUE
Total cost of revenue							$ 7,657,206		$ 7,898,846

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 11)